OCTOBER 31, 1996

                                 ANNUAL REPORT

                                 PORTICO FUNDS


                                  MONEY MARKET
                                      FUND

                                 U.S. TREASURY
                               MONEY MARKET FUND

                                U.S. GOVERNMENT
                               MONEY MARKET FUND

                                   TAX-EXEMPT
                                MONEY MARKET FUND


                              NOTICE TO INVESTORS

- Shares of Portico Funds:

 - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

 - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

 -   are subject to investment risks, including possible loss of principal; and
 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

- There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

- Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


TABLE OF CONTENTS
                                                                  Page(s)
SHAREOWNER LETTER...................................................1
PORTICO MONEY MARKET FUNDS YIELD COMPARISONS........................2
LOOKING AHEAD - THE FORECAST........................................2
STATEMENT OF ASSETS AND LIABILITIES.................................3
STATEMENT OF OPERATIONS.............................................4
STATEMENT OF CHANGES IN NET ASSETS..................................5
FINANCIAL HIGHLIGHTS...............................................6-7
SCHEDULE OF INVESTMENTS............................................8-13
NOTES TO FINANCIAL STATEMENTS.....................................14-15
REPORT OF INDEPENDENT ACCOUNTANTS...................................16



                                                                   October, 1996
DEAR SHAREOWNER:

INVESTMENT REVIEW

Money market rates remained unusually steady over the past fiscal year. Short-term interest rates moved approximately 50 basis points while the rest of the bond market experienced much greater volatility with longer-term rates fluctuating as much as 160 basis points. Concerns throughout the year for the prospect of higher inflation kept short-term interest rates high on a real or inflation-adjusted basis. However, restrained by global competition and mitigated by technology-based productivity gains, inflation actually remained subdued under 3%. "Real" yields on our money market funds remain attractive when adjusted for the continued low levels of inflation.

Portico money market funds are managed with quality and safety of principal as our primary goals. All securities purchased by the Funds must meet strict guidelines set by the SEC for presenting minimal credit risk, as well as our own high internal standards. Our credit research team closely monitors all investments to ensure quality standards are met.

                    PORTICO MONEY MARKET FUNDS 7-DAY YIELDS<F1>

PERIOD ENDED OCTOBER 31, 1996
                                     CURRENT           EFFECTIVE
                                     -------           ---------
MONEY MARKET FUND                     4.94%              5.06%
U.S. TREASURY
  MONEY MARKET FUND                   4.62%              4.73%
U.S. GOVERNMENT
  MONEY MARKET FUND                   4.80%              4.92%
TAX-EXEMPT
  MONEY MARKET FUND                   3.07%              3.12%


<F1> After fee waivers. Had fees not been waived, current and effective yields would have been 4.72% and 4.84% for the Money Market Fund; 4.41% and 4.52% for the U.S. Treasury Money Market Fund; 4.68% and 4.80% for the U.S. Government Money Market Fund; and 2.89% and 2.94% for the Tax-Exempt Money Market Fund, respectively. Reflects past performance; yields will vary. An investment in any one of the Portico money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

                                           PORTICO MONEY MARKET FUNDS YIELD COMPARISONS<F2>
AVERAGE                                                                                                                 DONOGHUE'S
MONTHLY                                                                                                                    MONEY
RATES                                                                                                        PORTICO       FUND
                                                  DONOGHUE'S              DONOGHUE'S  PORTICO   DONOGHUE'S  TAX-EXEMPT  AVERAGETM/
                       DONOGHUE'S     PORTICO       MONEY       PORTICO     MONEY       TAX-      MONEY       MONEY    ALL TAX FREE
            PORTICO    MONEY FUND  U.S. TREASURY     FUND     U.S. GOV'T.    FUND      EXEMPT      FUND     MARKET TAX      TAX
             MONEY    AVERAGE TM/      MONEY      AVERAGETM/     MONEY    AVERAGETM/   MONEY    AVERAGETM/  EQUIVALENT  EQUIVALENT
            MARKET    ALL TAXABLE     MARKET    U.S. TREASURY   MARKET      GOV'T.     MARKET  ALL TAX-FREE   YIELD       YIELD<F3>
1996
----
October      4.96%       4.82%         4.65%        4.61%        4.81%      4.65%      3.06%      2.96%       4.78%        4.63%
September    4.90%       4.83%         4.68%        4.63%        4.84%      4.66%      3.10%      3.00%       4.84%        4.69%
August       4.91%       4.82%         4.67%        4.60%        4.83%      4.65%      3.08%      2.98%       4.81%        4.66%
July         4.87%       4.81%         4.60%        4.56%        4.81%      4.64%      2.74%      2.67%       4.28%        4.17%
June         4.82%       4.77%         4.57%        4.53%        4.76%      4.60%      2.89%      2.88%       4.52%        4.50%
May          4.77%       4.74%         4.56%        4.50%        4.74%      4.57%      3.28%      3.16%       5.13%        4.94%
April        4.76%       4.75%         4.58%        4.52%        4.72%      4.58%      3.05%      2.97%       4.77%        4.64%
March        4.79%       4.76%         4.53%        4.50%        4.71%      4.60%      2.85%      2.79%       4.45%        4.36%
February     4.92%       4.83%         4.65%        4.61%        4.79%      4.64%      2.86%      2.85%       4.47%        4.45%
January      5.11%       5.05%         4.92%        4.75%        5.01%      4.85%      3.06%      2.97%       4.78%        4.64%

1995
----
December     5.20%       5.19%         4.90%        4.89%        5.10%      5.01%      3.57%      3.52%       5.58%        5.50%
November     5.22%       5.23%         4.93%        4.90%        4.90%      5.05%      3.35%      3.29%       5.23%        5.14%

We compare our Funds to the IBC/Donoghue's Money Fund Averages, which are composites of professionally managed money market investmentfunds with similar objectives.

<F2>After fee waivers. Had fees not been waived, performance would be reduced. Reflects past performance; yields will vary. An investment in any one of the Portico money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F3>Assumes a 36% tax bracket.


LOOKING AHEAD - THE FORECAST

Our forecast calls for continued moderate Gross Domestic Product (GDP) and fairly low levels of inflation in the 2-4% range. We expect money market rates to remain stable and possibly fall over the next several months and anticipate at least maintaining an average maturity comparable to, or slightly longer than, the industry benchmarks. The high credit quality of our money market funds continues to be reinforced by strong corporate earnings.

We continue to pride ourselves on having met three important objectives for our money market shareowners: preservation of principal, liquidity and competitive investment income. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

We appreciate your continued confidence in the Portico money market funds and look forward to working with you in the future.

Jane T. Keelan
Carl J. Smith
Margaret Radske

Portfolio Managers
Firstar Investment Research & Management Company



STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1996
                                           U.S.         U.S.
                                         TREASURY    GOVERNMENT    TAX-EXEMPT
                            MONEY         MONEY         MONEY         MONEY
                         MARKET FUND   MARKET FUND   MARKET FUND   MARKET FUND
                         -----------   -----------   -----------   -----------
ASSETS:
  Investments, at
    amortized cost         $224,990      $52,829       $198,785      $78,948
  Interest receivable            78          851            450          640
  Other                          20            2              3            5
                           --------     --------       --------     --------

   Total Assets             225,088       53,682        199,238       79,593
                           --------     --------       --------     --------

LIABILITIES:
  Dividends payable             916          192            754          190
  Payable to affiliates          99           33            109           48
  Accrued expenses and
   other liabilities             37           27             41           27
                           --------     --------       --------     --------

   Total Liabilities          1,052          252            904          265
                           --------     --------       --------     --------

NET ASSETS                 $224,036      $53,430       $198,334      $79,328
                           ========     ========       ========     ========

CAPITAL STOCK, $.0001
par value
  Authorized              5,000,000    5,000,000      5,000,000    5,000,000
  Issued and outstanding    224,036       53,430        198,334       79,328

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE    $1.00        $1.00          $1.00        $1.00
                           ========     ========       ========     ========

                     See notes to the financial statements.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1996
                                           U.S.         U.S.
                                         TREASURY    GOVERNMENT    TAX-EXEMPT
                            MONEY         MONEY         MONEY         MONEY
                         MARKET FUND   MARKET FUND   MARKET FUND   MARKET FUND
                         -----------   -----------   -----------   -----------

INVESTMENT INCOME:
  Interest income           $10,727       $3,322        $10,456       $2,920
                           --------     --------       --------     --------

EXPENSES:
  Investment advisory fees      969          313            962          396
  Administration fees           221           72            220           90
  Service organization fees      40            -              -            -
  Custody fees                   38           18             45           21
  Shareowner servicing and
   accounting costs             188           47             62           54
  Professional fees              21           20             24           23
  Reports to shareowners         61           11             14           10
  Federal and state
   registration fees             31           13             28           14
  Directors' fees and expenses    5            6              5            5
  Other                           3            3              4            3
                           --------     --------       --------     --------
  Total expenses before
     waiver                   1,577          503          1,364          616
   Less: Waiver of expenses   (414)        (127)          (210)        (141)
                           --------     --------       --------     --------

   Net Expenses               1,163          376          1,154          475
                           --------     --------       --------     --------

NET INVESTMENT INCOME       $ 9,564       $2,946        $ 9,302       $2,445
                           ========     ========       ========     ========

                     See notes to the financial statements.



STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                                           U.S. TREASURY
                             MONEY MARKET FUND           MONEY MARKET FUND
                             -----------------           -----------------
                            Year ended Oct. 31,         Year ended Oct. 31,
                            -------------------         -------------------
                               1996         1995           1996         1995
                               ----         ----           ----         ----
OPERATIONS:
  Net investment income    $  9,564     $  8,443       $  2,946     $  2,992
                           --------     --------       --------     --------
  Increase in net assets
   resulting from
   operations                 9,564        8,443          2,946        2,992
                           --------     --------       --------     --------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold               537,145      601,835        187,850      205,921
  Shares issued to
   owners in
   reinvestment
   of dividends               8,880        7,100            315          283
  Shares redeemed         (494,250)    (601,692)      (199,390)    (197,569)
                           --------     --------       --------     --------

  Net increase (decrease)    51,775        7,243       (11,225)        8,635
                           --------     --------       --------     --------

DIVIDENDS PAID FROM:
  Net investment income     (9,564)      (8,443)        (2,946)      (2,992)
                           --------     --------       --------     --------

TOTAL INCREASE
  (DECREASE) IN
   NET ASSETS                51,775        7,243       (11,225)        8,635

NET ASSETS:
  Beginning of year         172,261      165,018         64,655       56,020
                           --------     --------       --------     --------

  End of year              $224,036     $172,261       $ 53,430     $ 64,655
                           ========     ========       ========     ========



STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
(AMOUNTS IN THOUSANDS)

                              U.S. GOVERNMENT                TAX-EXEMPT
                             MONEY MARKET FUND           MONEY MARKET FUND
                             -----------------           -----------------
                            YEAR ENDED OCT. 31,         YEAR ENDED OCT. 31,
                            -------------------         -------------------
                              1996         1995           1996         1995
                              ----         ----           ----         ----

OPERATIONS:
  Net investment income    $  9,302     $  9,076       $  2,445     $  2,359
                           --------     --------       --------     --------
  Increase in net assets
   resulting from
   operations                 9,302        9,076          2,445        2,359
                           --------     --------       --------     --------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold               945,438      875,356        156,757      182,982
  Shares issued to
   owners in
   reinvestment
   of dividends               2,681        2,649            990          884
  Shares redeemed         (912,853)    (898,528)      (162,503)    (170,218)
                           --------     --------       --------     --------
  Net increase (decrease)    35,266     (20,523)        (4,756)       13,648
                           --------     --------       --------     --------

DIVIDENDS PAID FROM:
  Net investment income     (9,302)      (9,076)        (2,445)      (2,359)
                           --------     --------       --------     --------

TOTAL INCREASE
  (DECREASE) IN
   NET ASSETS                35,266     (20,523)        (4,756)       13,648
NET ASSETS:
  Beginning of year         163,068      183,591         84,084       70,436
                           --------     --------       --------     --------

  End of year              $198,334     $163,068       $ 79,328     $ 84,084
                           ========     ========       ========     ========

                     See notes to the financial statements.



FINANCIAL HIGHLIGHTS

                                          MONEY MARKET FUND
                                         ------------------
                                       Year ended October 31,
                         --------------------------------------------------
                         1996       1995        1994       1993      1992<F4>
                         ----       ----        ----       ----      -------
Per Share Data:
Net asset value,
 beginning of period     $1.00      $1.00       $1.00      $1.00      $1.00

Income from investment
 operations:
 Net investment
  income<F5>              0.05       0.05        0.03       0.03       0.04
                         -----      -----       -----      -----      -----

 Total from investment
  operations              0.05       0.05        0.03       0.03       0.04
                         -----      -----       -----      -----      -----

Less distributions:
 Dividends from net
  investment income     (0.05)     (0.05)      (0.03)     (0.03)     (0.04)
                         -----      -----       -----      -----      -----

 Total distributions    (0.05)     (0.05)      (0.03)     (0.03)     (0.04)
                         -----      -----       -----      -----      -----

Net asset value,
 end of period           $1.00      $1.00       $1.00      $1.00      $1.00
                         =====      =====       =====      =====      =====

Total Return             5.06%      5.51%       3.42%      2.71%      3.73%

Supplemental data and ratios:
 Net assets, in
  thousands,
  end of period       $224,036   $172,261    $165,018   $132,568   $146,012
 Ratio of net
  expenses to
  average net assets     0.60%      0.60%       0.60%      0.60%      0.58%
 Ratio of net
  investment
  income to average
  net assets             4.94%      5.36%       3.44%      2.67%      3.84%



FINANCIAL HIGHLIGHTS (CONTINUED)
                                            U.S. TREASURY
                                          MONEY MARKET FUND
                                          -----------------
                                       Year ended October 31,
                         --------------------------------------------------
                         1996       1995        1994       1993      1992<F4>
                         ----       ----        ----       ----      -------
Per Share Data:
Net asset value,
 beginning of period     $1.00      $1.00       $1.00      $1.00      $1.00

Income from investment
 operations:
 Net investment
  income<F5>              0.05       0.05        0.03       0.03       0.04
                         -----      -----       -----      -----      -----

 Total from investment
  operations              0.05       0.05        0.03       0.03       0.04
                         -----      -----       -----      -----      -----

Less distributions:
 Dividends from net
  investment income     (0.05)     (0.05)      (0.03)     (0.03)     (0.04)
                         -----      -----       -----      -----      -----

 Total distributions    (0.05)     (0.05)      (0.03)     (0.03)     (0.04)
                         -----      -----       -----      -----      -----

Net asset value,
 end of period           $1.00      $1.00       $1.00      $1.00      $1.00
                         =====      =====       =====      =====      =====

Total Return             4.80%      5.16%       3.20%      2.59%      3.48%

Supplemental data and ratios:
 Net assets, in
  thousands,
  end of period        $53,430    $64,655     $56,020    $40,744    $37,342
 Ratio of net
  expenses to
  average net assets     0.60%      0.60%       0.60%      0.60%      0.60%

 Ratio of net investment
  income to average
  net assets             4.70%      5.04%       3.14%      2.55%      3.42%


FINANCIAL HIGHLIGHTS (CONTINUED)
                                           U.S. GOVERNMENT
                                          MONEY MARKET FUND
                                          -----------------
                                       Year ended October 31,
                         --------------------------------------------------
                         1996       1995        1994       1993      1992<F4>
                         ----       ----        ----       ----      -------
Per Share Data:
Net asset value,
 beginning of period     $1.00      $1.00       $1.00      $1.00      $1.00

Income from investment
 operations:
 Net investment
  income<F5>              0.05       0.05        0.03       0.03       0.04
                         -----      -----       -----      -----      -----

 Total from investment
  operations              0.05       0.05        0.03       0.03       0.04
                         -----      -----       -----      -----      -----

Less distributions:
 Dividends from net
  investment income     (0.05)     (0.05)      (0.03)     (0.03)     (0.04)
                         -----      -----       -----      -----      -----

 Total distributions    (0.05)     (0.05)      (0.03)     (0.03)     (0.04)
                         -----      -----       -----      -----      -----

Net asset value,
 end of period           $1.00      $1.00       $1.00      $1.00      $1.00
                         =====      =====       =====      =====      =====

Total Return             4.96%      5.37%       3.35%      2.63%      3.60%

Supplemental data and ratios:
 Net assets, in
  thousands,
  end of period       $198,334   $163,068    $183,591   $203,165   $221,521
 Ratio of net
  expenses to
  average net assets     0.60%      0.60%       0.60%      0.60%      0.60%
 Ratio of net investment
  income to average
  net assets             4.84%      5.24%       3.29%      2.59%      3.56%



FINANCIAL HIGHLIGHTS (CONTINUED)
                                             TAX-EXEMPT
                                         MONEY MARKET FUND
                                         ------------------
                                       Year ended October 31,
                         -------------------------------------------------
                         1996       1995        1994       1993      1992<F4>
                         ----       ----        ----       ----      -------
Per Share Data:
Net asset value,
 beginning of period     $1.00      $1.00       $1.00      $1.00      $1.00

Income from investment
 operations:
 Net investment
  income<F5>              0.03       0.03        0.02       0.02       0.03
                         -----      -----       -----      -----      -----

 Total from investment
  operations              0.03       0.03        0.02       0.02       0.03
                         -----      -----       -----      -----      -----

Less distributions:
 Dividends from net
  investment income     (0.03)     (0.03)      (0.02)     (0.02)     (0.03)
                         -----      -----       -----      -----      -----

 Total distributions    (0.03)     (0.03)      (0.02)     (0.02)     (0.03)
                         -----      -----       -----      -----      -----

Net asset value,
 end of period           $1.00      $1.00       $1.00      $1.00      $1.00
                         =====      =====       =====      =====      =====

Total Return             3.13%      3.42%       2.25%      2.17%      2.91%

Supplemental data and ratios:
 Net assets, in
  thousands,
  end of period        $79,328    $84,084     $70,436    $73,621    $74,343
 Ratio of net
  expenses to
  average net assets     0.60%      0.60%       0.60%      0.60%      0.60%
  income to average
  net assets             3.09%      3.36%       2.23%      2.12%      2.83%

<F4>Effective February 3, 1992, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.

<F5>For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from Federal income tax.

                     See notes to the financial statements.



MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996

   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
 -------------                                                   -------------

            COMMERCIAL PAPER - 93.9%
            ASSET BACKED SECURITY - 8.0%
            Ciesco L.P.,
    $4,500   5.35%, 12/03/96                                        $ 4,479
            Corporate Asset Funding Co., Inc.,
     5,000   5.45%, 12/12/96                                          4,969
            New Center Asset Trust,
     4,000   5.51%, 11/07/96                                          3,996
     4,500   5.40%, 1/16/97                                           4,449
                                                                   --------
                                                                     17,893
                                                                   --------

            AUTOS & TRUCKS - 4.2%
            Ford Credit Europe PLC,
     4,500   5.56%, 1/21/97                                           4,444
            Ford Motor Credit Company,
     5,000   5.26%, 12/18/96                                          4,965
                                                                   --------
                                                                      9,409
                                                                   --------

            BANKING - FOREIGN - 2.0%
            Dresdner US Financial,
     4,500   5.32%, 12/13/96                                          4,472
                                                                   --------

            BASIC INDUSTRY - 5.8%
            Monsanto Company,
     4,000   5.48%, 12/11/96                                          3,976
            U.S. Borax & Chemical Corporation,
     4,500   5.29%, 11/20/96                                          4,487
     4,500   5.30%, 11/26/96                                          4,484
                                                                   --------
                                                                     12,947
                                                                   --------

            BEVERAGES - 2.0%
            Bass Finance (C.I.) Ltd.,
     4,500   5.48%, 12/10/96                                          4,473
                                                                   --------

            CONGLOMERATES - 8.6%
            Mitsubishi International Corporation,
     4,500   5.34%, 11/05/96                                          4,497
     5,000   5.45%, 1/10/97                                           4,947
            Philip Morris Companies, Inc.,
     5,000   5.32%, 1/13/97                                           4,946
     5,000   5.31%, 1/24/97                                           4,938
                                                                   --------
                                                                     19,328
                                                                   --------

            CONSUMER STAPLES - 2.2%
            Hitachi America, Ltd.,
     5,000   5.34%, 11/15/96                                          4,990
                                                                   --------


   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
 -------------                                                   ------------

             DRUGS - 4.5%
            Sandoz Corporation,
    $5,000   5.40%, 11/01/96                                        $ 5,000
     5,000   5.40%, 11/06/96                                          4,996
                                                                   --------
                                                                      9,996
                                                                   --------

            ELECTRONICS - 1.8%
            Panasonic Finance Inc.,
     4,000   5.45% 11/04/96                                           3,998
                                                                   --------

            FINANCE - MISCELLANEOUS - 20.8%
            American Express Co.,
     5,000   5.26%, 12/23/96                                          4,962
     5,000   5.32%, 1/23/97                                           4,939
            CIT Group Holdings, Inc.,
     4,500   5.34%, 12/26/96                                          4,463
            General Electric Capital Corporation,
     5,000   5.40%, 11/12/96                                          4,992
     5,000   5.31%, 1/28/97                                           4,935
            Household Finance Corporation,
     4,500   5.32%, 1/08/97                                           4,455
     5,000   5.32%, 2/03/97                                           4,930
            Swedish Export Credit Corporation,
     4,000   5.30%, 12/02/96                                          3,982
            Transamerica Finance Corporation,
     4,000   5.30% 11/18/96                                           3,990
     5,000   5.39%, 1/31/97                                           4,932
                                                                   --------
                                                                     46,580
                                                                   --------

            FINANCE - SERVICES - 8.4%
            Merrill Lynch and Co., Inc.,
     5,000   5.34%, 1/07/97                                           4,950
     5,000   5.37%, 1/27/97                                           4,935
            Morgan Stanley Group, Inc.,
     4,500   5.30%, 11/14/96                                          4,492
     4,500   5.30%, 11/19/96                                          4,488
                                                                   --------
                                                                     18,865
                                                                   --------

            INSURANCE - 12.7%
            American Family Financial Services, Inc.,
     4,000   5.38%, 12/16/96                                          3,973
            American General Corporation,
     4,500   5.32%, 1/14/97                                           4,451
            ITT Hartford Group, Inc.,
     5,000   5.33%, 1/17/97                                           4,943
            John Hancock Capital Corp.,
     5,770   5.32%, 1/15/97                                           5,706
            Prudential Funding Corporation,
     4,500   5.32%, 11/27/96                                          4,483
     5,000   5.32%, 1/09/97                                           4,949
                                                                   --------
                                                                     28,505
                                                                   --------

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996


   Principal                                                       Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
 -------------                                                   -------------

            RETAIL - 2.2%
            J.C. Penney Company, Inc.
    $5,000  5.31%, 1/22/97                                         $  4,940
                                                                   --------

            SOVEREIGN - 6.5%
            Kingdom of Sweden,
     4,500   5.50%, 11/25/96                                          4,484
     2,000   5.31%, 12/06/96                                          1,990
     3,500   5.30%, 12/13/96                                          3,478
            Quebec Province of Canada,
     4,500   5.30%, 11/22/96                                          4,486
                                                                   --------
                                                                     14,438
                                                                   --------

            TECHNOLOGY - 2.0%
            Xerox Corporation,
     4,500   5.32%, 12/05/96                                          4,477
                                                                   --------

            UTILITIES - 2.2%
            Ontario Hydro,
     5,000   5.43%, 12/09/96                                          4,971
                                                                   --------

            Total Commercial Paper                                  210,282
                                                                   --------

            VARIABLE RATE DEMAND NOTES - 3.1%
     7,000  WPL Holdings Demand Note                                  7,000
                                                                   --------

            Total Variable Rate Demand Notes                          7,000
                                                                   --------



    Number                                                         Amortized
   of Shares                                                         Cost
(in thousands)                                                  (in thousands)
 -------------                                                   -------------

            INVESTMENT COMPANIES - 3.4%
     1,130  Financial Square Prime Obligation Fund                 $  1,130
     6,578  Short-Term Investments Co.
            Liquid Assets Portfolio                                   6,578
                                                                   --------

            Total Investment Companies                                7,708
                                                                   --------

            Total Investments 100.4%                                224,990
                                                                   --------

            Liabilities, less Other Assets (0.4)%                     (954)
                                                                   --------

            NET ASSETS 100.0%                                      $224,036
                                                                   ========

                     See notes to the financial statements.



U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
 -------------                                                  -------------
            U.S. TREASURIES - 91.0%
            U.S. TREASURY NOTES - 72.1%
    $4,000   4.38%, 11/15/96                                        $ 3,999
     8,000   7.25%, 11/15/96                                          8,005
     5,500   7.50%, 12/31/96                                          5,520
     8,000   8.00%, 1/15/97                                           8,039
     1,000   6.25%, 1/31/97                                           1,002
     4,500   7.50%, 1/31/97                                           4,523
     3,000   4.75%, 2/15/97                                           2,994
     1,500   6.88%, 2/28/97                                           1,507
     2,900   8.50%, 4/15/97                                           2,940
                                                                   --------
                                                                     38,529
                                                                   --------

            U.S. TREASURY BILLS - 18.9%
     8,500  4.21%, 11/07/96                                           8,493
     1,600  4.86%, 12/12/96                                           1,591
                                                                   --------
                                                                     10,084
                                                                   --------

            Total U.S. Treasuries                                    48,613
                                                                   --------

   Number
  of Shares
(in thousands)

            INVESTMENT COMPANIES - 7.9%
     1,696  Institutional Liquid Assets
             Treasury Instruments Portfolio                           1,696
     2,520  Short-Term Investments Co.
             Treasury Tax Advantage Portfolio                         2,520
                                                                   --------

            Total Investment Companies                                4,216
                                                                   --------

            Total Investments 98.9%                                  52,829
                                                                   --------

            Other Assets, less Liabilities 1.1%                         601
                                                                   --------

            NET ASSETS 100.0%                                       $53,430
                                                                   ========

                     See notes to the financial statements.



U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996

   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
 -------------                                                  -------------

            U.S. GOVERNMENT AGENCIES - 86.6%
            FEDERAL FARM CREDIT BANK - 19.0%
            Federal Farm Credit Bank Discount Notes:
    $5,000   5.25%, 11/05/96                                        $ 4,997
     5,000   5.25%, 11/06/96                                          4,996
     5,000   5.27%, 11/25/96                                          4,982
     4,000   5.17%, 12/05/96                                          3,980
     5,700   5.29%, 12/06/96                                          5,671
     5,000   5.15%, 12/27/96                                          4,960
     3,170   5.21%. 1/06/97                                           3,140
     5,000   5.21%, 1/09/97                                           4,950
                                                                   --------
                                                                     37,676
                                                                   --------

            FEDERAL HOME LOAN BANK - 2.2%
            Federal Home Loan Bank Discount Note,
     4,500   5.40%, 11/15/96                                          4,491
                                                                   --------

            FEDERAL HOME LOAN MORTGAGE CORPORATION - 20.2%
            Federal Home Loan Mortgage Corporation Discount Notes:
     5,000   5.23%, 11/12/96                                          4,992
     3,000   5.19%, 11/19/96                                          2,992
     4,000   5.18%, 12/09/96                                          3,978
     4,000   5.19%, 12/11/96                                          3,977
     3,500   5.33%, 12/12/96                                          3,479
     4,500   5.18%, 12/16/96                                          4,471
     4,000   5.20%, 12/16/96                                          3,974
     3,000   5.22%, 1/08/97                                           2,971
     5,000   5.23%, 1/10/97                                           4,949
     4,439   5.23%, 2/03/97                                           4,378
                                                                   --------
                                                                     40,161
                                                                   --------

            FEDERAL NATIONAL MORTGAGE ASSN. - 21.8%
            Federal National Mortgage Assn. Discount Notes:
     5,000   5.23%, 11/14/96                                          4,991
     5,000   5.19%, 11/18/96                                          4,988
     4,000   5.22%, 11/21/96                                          3,988
     5,000   5.38%, 11/27/96                                          4,981
     5,000   5.34%, 12/03/96                                          4,976
     5,000   5.34%, 12/13/96                                          4,969
     5,000   5.21%, 1/16/97                                           4,945
     4,500   5.22%, 1/22/97                                           4,446
     5,000   5.24%, 1/29/97                                           4,935
                                                                   --------
                                                                     43,219
                                                                   --------

            OTHER - 2.5%
            Tennessee Valley Authority Discount Note,
     5,000   5.20%, 11/04/96                                          4,998
                                                                   --------


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
 -------------                                                  -------------

            STUDENT LOAN MARKETING ASSN.- 19.8%
            Student Loan Marketing Assn. Discount Notes:
   $ 5,000   5.27%, 12/18/96                                       $  4,966
     4,000   5.18%, 12/31/96                                          3,965
            Student Loan Marketing Assn. Floating Rate Notes:
    13,500   5.39%, 12/20/96 <F6>                                    13,498
     3,810   5.53%, 10/30/97 <F6>                                     3,812
     5,000   5.53%, 11/20/97 <F6>                                     5,002
     8,000   5.43%, 4/21/98 <F6>                                      7,998
                                                                   --------
                                                                     39,241
                                                                   --------

            GOVERNMENT BOND - 1.1%
            Government Trust Certificates, Class 2-D,
     2,138   9.25%, 11/15/96                                          2,139
                                                                   --------

            Total U.S. Government Agencies                          171,925
                                                                   --------

            U.S. TREASURIES - 5.6%
            U.S. TREASURY NOTES:
     6,000   6.75%, 2/28/97                                           6,026
     5,000   6.88%, 3/31/97                                           5,023
                                                                   --------

            Total U.S. Treasuries                                    11,049
                                                                   --------

    Number
   of Shares
(in thousands)
 -------------

            INVESTMENT COMPANIES - 8.0%
     6,484  Financial Square Government Obligation Fund               6,484
     9,327  Short-Term Investments Co. Treasury Portfolio             9,327
                                                                   --------

            Total Investment Companies                               15,811
                                                                   --------
            Total Investments 100.2%                                198,785
                                                                   --------

            Liabilities, less Other Assets (0.2)%                     (451)
                                                                   --------

            NET ASSETS 100.0%                                      $198,334
                                                                   ========

         <F6> Stated maturity with weekly interest rate reset

                     See notes to the financial statements.



TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996

   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
 -------------                                                  -------------

            GENERAL OBLIGATION - 2.3%
            Connecticut State Series C,
    $  900   4.50%, 3/15/97                                         $   903
            Honolulu, Hawaii, City and County,
       500   7.15%, 7/01/97                                             510
            Northwestern Mutual Life,
       400   4.50%, 2/15/09<F7><F8>                                     400
                                                                   --------
            Total General Obligation                                  1,813
                                                                   --------

            NOTES AND BONDS - 8.1%
            INDUSTRIAL DEVELOPMENT/POLLUTION
            CONTROL REVENUE- 3.8%
            Illinois Development Finance Authority,
     2,000   Enterprise Office, 3.85%, 12/01/17<F7><F8>               2,000
            Sauget Illinois Regional Wastewater
     1,000   Treatment, 4.20%, 5/01/97                                1,001
                                                                   --------
                                                                      3,001
                                                                   --------

            UNIVERSITY REVENUE- 4.3%
            Cook County, Illinois, Community College District,
     3,390   7.70%, 1/01/97                                           3,412
                                                                   --------

            Total Notes and Bonds                                     6,413
                                                                   --------

            PREREFUNDED AND ESCROWED
            TO MATURITY - 15.0%
            District Of Columbia - Series A,
     1,000   7.75%, 6/01/01, Prerefunded 6/01/97                      1,036
            Du Page Water Commission, Illinois,
     1,000   6.875%, 5/01/14, Prerefunded 5/01/97                     1,035
            Indian Trace Community Development District, Florida,
       700   8.75%, 5/01/07, Prerefunded 5/01/97                        730
            Interstate South Metropolitan District, Colorado,
     1,000   9.50%, 12/01/06, Prerefunded 12/01/96                    1,015
            Kenosha, Wisconsin, Unified School District,
       500   5.40%, Escrowed to Maturity 4/01/97                        503
            Kentucky State Turnpike Authority:
     1,120   13.125%, 7/01/09, Prerefunded 7/01/97                    1,185
       990   6.20%, 7/01/11, Prerefunded 7/02/97                      1,004
            Laporte County, Indiana, Hospital Authority,
     1,500   8.75%, 3/01/12, Prerefunded 3/01/97                      1,555
            Maine Municipal Bond Bank,
       665   6.30%, 11/01/99, Prerefunded 11/01/96                      672
            Pottsville Pennsylvania Hospital Authority, Good
     3,050   Samaritan, 8.25%, 8/01/12, Prerefunded 8/01/97           3,201
                                                                   --------

            Total Prerefunded and Escrowed to Maturity               11,936
                                                                   --------


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
 -------------                                                  -------------

            REVENUE BONDS - 68.4%
            (DAILY/WEEKLY/MONTHLY PUT BONDS)
            ELECTRIC REVENUE - 6.4%
            County of Mason, Kentucky, Series 1984B,
    $2,050   3.60%, 10/15/14<F7>                                    $ 2,050
            Putnam County, Florida Development Authority -
     2,985   Seminole Electric, 3.60%, 3/15/14<F7>                    2,985
                                                                   --------
                                                                      5,035
                                                                   --------

            HOSPITAL REVENUE - 19.8%
            Illinois Development Finance Authority, Ulhich
     2,700   Children's Home, 3.55%, 4/01/07<F7>                      2,700
            Indiana Health Facilities Finance Authority,
     3,100   3.55%, 12/01/02<F7>                                      3,100
            Jefferson Parish, Louisiana, Hospital,
     2,600   3.55%, 12/01/15<F7>                                      2,600
            Louisiana PFA Hospital Equipment,
     1,300   3.90%, 12/01/05<F7>                                      1,300
            West Virginia State Hospital Finance Authority -
       500   St. Joseph's Hospital Project, 3.60%, 10/01/10<F7>         500
            Wisconsin State Health & Educational Facilities -
     2,000   Blood Center, 3.65%, 6/01/19<F7>                         2,000
            Wisconsin State Health & Educational Facilities -
     3,500   Marshfield Clinic, 3.60%, 6/01/10<F7>                    3,500
                                                                   --------
                                                                     15,700
                                                                   --------

            HOUSING REVENUE - 16.4%
            Broward County, Florida, Housing Finance Authority -
     2,000   Quiet Creek Apartments, 3.65%, 12/01/29<F7>              2,000
            Dade County, Florida, Housing Finance Authority,
     1,600   3.80%, 8/01/05<F7>                                       1,600
            Dade County, Florida, Housing Finance Authority,
     1,800   Nob Hill Project Series 1, 3.80%, 12/01/29<F7>           1,800
            Illinois Development Finance Authority -
     1,625   St. Paul's House, 3.60%, 2/01/25<F7>                     1,625
            Industrial Development Authority of St. Louis,
     2,990   3.80%, 2/01/07<F7>                                       2,990
            Orland Hills, Illinois, Multi-Family,
     2,470   3.60%, 12/01/04<F7>                                      2,470
            Washington State Housing Finance - Community
       555   Multifamily Mortgage, 3.60%, 10/01/20<F7>                  555
                                                                   --------
                                                                     13,040
                                                                   --------

            INDUSTRIAL DEVELOPMENT/POLLUTION
            CONTROL REVENUE - 10.7%
            Moffat County, Colorado, Pollution Control,
     1,800   3.55%, 7/01/10<F7>                                       1,800
            Oakbrook Terrace, Illinois Industrial Development,
     4,100   3.65%, 12/01/25<F7>                                      4,100
            Oklahoma County, Oklahoma Finance Authority -
     2,600   Perrine Office Project, 4.10%, 12/01/14<F7>              2,600
                                                                   --------
                                                                      8,500
                                                                   --------

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996


   Principal                                                      Amortized
    Amount                                                           Cost
(in thousands)                                                  (in thousands)
 -------------                                                  -------------

            MISCELLANEOUS - 5.7%
            Glendale, California, Reliance Development
    $1,000   Public Parking, 3.40%, 12/01/14<F7>                    $ 1,000
            Illinois Development Finance Authority,
     1,500   Presbyterian Home Lake-A, 3.60%, 9/01/31<F7>             1,500
            Illinois Educational Facilities Authority,
     2,000   Chicago Zoological, 3.65%, 12/15/25<F7>                  2,000
                                                                   --------
                                                                      4,500
                                                                   --------

            POOLED GOVERNMENT AUTHORITY REVENUE - 2.5%
            Illinois Educational Facilities Authority,
     2,000   Cultural Pool, 3.50%, 12/01/25<F7>                       2,000
                                                                   --------

            UNIVERSITY REVENUE - 6.9%
            Illinois Development Finance Authority - Aurora -
     2,500   Central Catholic High School, 3.60%, 4/01/24<F7>         2,500
            Illinois Development Finance Authority -
     3,000   St. Ignatius College Prep, 3.60%, 6/01/24<F7>            3,000
                                                                   --------
                                                                      5,500
                                                                   --------

            Total Revenue Bonds                                      54,275
                                                                   --------


    Number                                                         Amortized
   of Shares                                                         Cost
(in thousands)                                                  (in thousands)
 -------------                                                   -------------

            INVESTMENT COMPANIES - 5.7%
     3,651  Financial Square Tax-Exempt Money Market Fund           $ 3,651
       860  Tax Free Cash Reserves                                      860
                                                                   --------

            Total Investment Companies                                4,511
                                                                   --------

            Total Investments 99.5%                                  78,948
                                                                   --------

            Other Assets, less Liabilities 0.5%                         380
                                                                   --------

            NET ASSETS 100.0%                                       $79,328
                                                                   ========

         <F7> Variable rate security
         <F8> Stated maturity with option to put

                     See notes to the financial statements.



MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
 Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Money Market, U.S. Treasury Money Market (formerly the U.S. Federal Money Market Fund), U.S. Government Money Market and Tax-Exempt Money Market Funds (the "Funds") are separate, diversified investment portfolios of the Company. The Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds commenced operations on March 16, 1988, April 29, 1991, August 1, 1988 and June 27, 1988, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes are valued at cost which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the life of the respective securities. Investment and shareowner transactions are recorded no later than the first business day after the trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. The U.S. Government Money Market Fund has investments in floating rate government agency notes. The notes have weekly interest rate reset provisions which are tied to the 90-day Treasury bill rate. The Fund values the securities at amortized cost, which approximates market. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
 The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 1996, FIRMCO voluntarily waived $266, $85, $75 and $88 of its advisory fees, in thousands, for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.

 Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

 The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1996, $148, $42, $135 and $53 of administration fees, in thousands, were voluntarily waived for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.

 The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Money Market Fund incurred $40, in thousands, for the year ended October 31, 1996. The U.S. Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds incurred no expenses pursuant to the Plan during the year ended October 31, 1996.

 Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.



REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE PORTICO MONEY MARKET FUND, THE PORTICO U.S. TREASURY MONEY MARKET FUND, THE PORTICO U.S. GOVERNMENT MONEY MARKET FUND AND THE PORTICO TAX-EXEMPT MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Money Market Fund, the Portico U.S. Treasury Money Market Fund, the Portico U.S. Government Money Market Fund and the Portico Tax-Exempt Money Market Fund (four of the portfolios of Portico Funds, Inc. (the "Funds")) at October 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/S/Price Waterhouse LLP
Milwaukee, Wisconsin
December 6, 1996



- Portico Funds are available through:

  -  the Portico Funds Center,

  - Investment Specialists who are registered representatives of Elan Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,

  -  and through selected shareholder organizations.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.



                             TO OPEN AN ACCOUNT OR
                              REQUEST INFORMATION
                                 1-800-982-8909
                                 1-414-287-3710

                            FOR ACCOUNT BALANCES AND
                               INVESTOR SERVICES
                                 1-800-228-1024
                                 1-414-287-3808

                              PORTICO FUNDS CENTER
                            615 East Michigan Street
                                 P.O. Box 3011
                            Milwaukee, WI53201-3011

                                                         NASD Ref #C96-1129-001